UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2016

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.1%
Alabama - 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$2,042,279
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,264,082
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,949,917
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,717,125
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,942,250
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	2,013,638
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,583,440	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,275,392
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,517,820	(b)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	52,827,491	(b)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	19,151,201
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	15,133,920
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	9,180,000	12,087,765

Total Alabama				125,506,320

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,636,869
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,494,900

Total Alaska				13,131,769

Arizona - 0.7%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	4,121,784
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,980,100
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,545,379	(a)
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	70,000	72,244	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,916,492	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,426,113
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,980,920
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,350

Total Arizona				34,029,382

California - 19.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,561,700
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/36	3,000,000	3,576,390
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,675,633
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	2,118,113
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,628,505

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	$9,000,000	$10,655,370
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,631,080
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.650%	4/1/27	40,000,000	39,645,200	(b)(e)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,699,800	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,773,800	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	47,491,920	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,413,439
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,398,428
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	39,214,920
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,896,872
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,881,790	(f)
Home Mortgage	5.500%	8/1/38	885,000	904,089
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	11,321,800	(a)
Systemwide	5.000%	11/1/41	5,000,000	6,105,950
Systemwide	4.000%	11/1/45	1,500,000	1,648,005
California State, GO	1.135%	12/3/18	14,000,000	14,036,400	(b)(e)
California State, GO	5.000%	8/1/45	13,000,000	15,645,890
California State, GO, Various Purpose	5.000%	9/1/35	6,500,000	8,046,545
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,902,079
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,593,057
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,084,200	(a)
John Muir Health	5.000%	8/15/36	4,305,000	4,341,722
John Muir Health	5.125%	7/1/39	7,280,000	8,115,016
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	10,117,128	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	13,100,118
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,442,388
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	6,125,000	6,731,865	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	1,375,000	1,492,618
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,536,760
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,154,385
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	3,056,200
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,881,985
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,555,483
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,716,218	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,280,700
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,521,575
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,898,700
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,640,878
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,754,772
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	79,693,600
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	122,564,798

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	$13,290,000	$15,082,422
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,803,900
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,260,350	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,076,050
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	13,211,160
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,748,850
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,729,890
Senior Lien	5.750%	6/1/48	3,700,000	4,254,593
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,594,093
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,454,387
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,663,600
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,954,520
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	26,510,014
PFC, Grant	6.000%	7/1/39	29,130,000	31,613,624
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,970,205
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,515,300
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,482,700
Arrowhead Project	5.250%	8/1/26	5,000,000	5,586,550
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,760,535
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,613,783	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,061,559	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,928,423	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	29,607,864
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	37,834,180
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,597,550
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,740,790
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,596,940
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,773,250
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,622,640

Total California				962,797,606

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.2%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	$4,000,000	$4,362,000
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,307,645
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,067,208
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	8,288,550
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,261,400	(a)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,908,882
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,044,992
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	64,536,750
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,685,950

Total Colorado				113,463,377

Connecticut - 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,899,746
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,508,156
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,426,231
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,560,540
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,618,100	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,993,902	719,451

Total Connecticut				35,732,224

Delaware - 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,226,661
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	5,295,000	5,530,892
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,625,148
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	15,856,913

Total Delaware				26,239,614

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,790,400
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,530,700

Total District of Columbia				14,321,100

Florida - 8.2%
Bonnet Creek Resort Community Development District, Special Assessment	7.375%	5/1/34	3,295,000	3,300,206
Bradford County, FL, Health Facilities Revenue, Santa Fe Healthcare Project	6.050%	11/15/16	145,000	148,673	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,659,400	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	20,703,960	(f)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,090,760
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	10,453,800
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,522,080
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	20,000,000	20,881,800
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/18	30,000,000	32,407,200
Coastal	5.000%	6/1/19	30,000,000	33,427,800
Coastal	5.000%	6/1/20	20,000,000	22,930,200
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,259,681

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	$2,500,000	$2,927,600
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,010,000	1,014,757
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	75,000	80,188
Florida State Department of Management Services Revenue, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,011,500
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,060,000	3,155,105	(d)
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	6.375%	6/1/46	4,000,000	4,054,520	(d)
Tuscan Isle Obligated Group	7.000%	6/1/45	1,400,000	1,487,234	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	585,255
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,164,448
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,651,750
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,236,900
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,436,812
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,365,521
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,644,030
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,132,630
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,686,960
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,429,400	(f)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	23,445,707	(f)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,525,347
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,304,036
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,823,000
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,750,960	(a)
AGC	5.250%	2/1/27	5,500,000	6,126,120	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	8,283,059
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,905,041	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,343,895
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,726,180
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	5,710,000	6,006,977	(d)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,161,454	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,101,137
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,281,700
Pasco County, FL, HFA Revenue, Housing Pasco Woods Apartments Project	5.700%	8/1/19	200,000	200,804	(f)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	935,000	954,476
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	912,825	547,695	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,955,750
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,195,905

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	$8,500,000	$9,523,400
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,570,412	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,870,999
AMBAC	5.200%	10/1/22	1,295,000	1,480,625	(a)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	455,000	504,518
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,252,250
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	350,000	357,431	(c)

Total Florida				412,049,057

Georgia - 4.3%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	58,799,500	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	25,989,379	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,149,440
NATL	5.500%	11/1/27	1,000,000	1,282,650
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,469,250
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,100,880
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	17,373,815
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,178,920
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,728,434
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,778,200
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,689,100
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,715,850
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	678,675
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	6,883,957
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,759,150
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	12,601,600
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	80,000	86,178
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	575,555
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	517,665
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,992,905
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,139,720
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,533,567

Total Georgia				219,024,390

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 5.4%
Chicago, IL, GO	5.500%	1/1/33	$12,510,000	$12,654,240
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,518,090
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,855,265
Green Bond	5.000%	12/1/44	30,000,000	35,107,200
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,770,293	(f)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,975,378
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	16,825,000	19,407,974	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,448,290	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,579,325	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	500,000	571,465	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,609,660
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,871,430	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,153,520
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/39	2,000,000	2,239,460
Second Lien	5.000%	1/1/44	6,000,000	6,611,160
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	13,381,805
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	460,000	461,854
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,993,985	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,256,680
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	32,633,431	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	13,288,560
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,738,096
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	23,074
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	8,100,000	9,595,827	(h)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,732,785
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,890,843
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,784,540
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	745,000	823,717

Total Illinois				271,977,947

Indiana - 1.3%
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,480,480	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,246,600	(a)
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,994,810	(f)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,482,900	(f)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,102,225
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	872,318	82,870	*(g)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	943,445	(b)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,963,100

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	$20,000,000	$22,828,200	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	6,174,550	(f)

Total Indiana				65,299,180

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	5,171,911
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,544,860
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,338,360
Improvement	5.000%	9/1/45	3,000,000	3,496,950

Total Kansas				14,552,081

Kentucky - 0.7%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,346,840
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,176,460
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,650,970
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,345,450
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,635,072

Total Kentucky				35,154,792

Louisiana - 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,493,250
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	20,372,940
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,304,760
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,449,520
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,310,480
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,582,000

Total Louisiana				38,512,950

Maryland - 1.2%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,771,840
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,210,175
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,833,120
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,500,638
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,182,030
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,816,325	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,777,950
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,858,420

Total Maryland				61,950,498

Massachusetts - 3.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,793,415

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	$12,000,000	$13,346,640
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,862,581
Boston University	5.700%	10/1/40	13,105,000	14,830,011
Broad Institute Inc.	5.375%	4/1/41	16,000,000	18,512,800
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,264,916
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,661,115
Partners Healthcare System	5.000%	7/1/47	35,400,000	42,093,786
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,223,611
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,558,072
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,170,140	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,920,380	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,097,360	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,646,040	(a)
Suffolk University	5.750%	7/1/39	17,500,000	19,666,675	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	5,004,730
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	1,560,000	1,890,829
Green Bond	4.000%	8/1/40	15,000,000	16,665,900
Green Bond	5.000%	8/1/40	15,620,000	18,932,533
Massachusetts State, GO, Consolidated Loan	0.920%	9/1/16	4,000,000	4,000,640	(b)

Total Massachusetts				184,142,174

Michigan - 3.6%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,823,620
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,454,983
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	11,297,500
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,255,600
Facilities Program	6.000%	10/15/38	12,425,000	13,911,651	(a)
Facilities Program	6.000%	10/15/38	8,075,000	8,918,595
Facilities Program	5.250%	10/15/47	4,100,000	4,791,096
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,740,589	(d)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	15,056,580
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	5,760,000	6,660,873
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	2,110,000	2,432,260
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,571,093
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,533,904
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,413,885	(a)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,749,275
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,627,925
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	4,000,000	4,028,160	(b)(e)
Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,818,937

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	$24,000,000	$27,951,360	(a)

Total Michigan				181,037,886

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,427,763
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	9,194,830

Total Minnesota				21,622,593

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,688,110

Missouri - 1.2%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,227,515
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,202,286	(c)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,035,713
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,602,830	(d)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,632,304	(d)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,465,600
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	10,942,941

Total Missouri				61,109,189

Nevada - 0.4%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,821,568

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	2,955,000	3,091,166
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,500,000	2,612,375

Total New Hampshire				5,703,541

New Jersey - 7.6%
New Brunswick, NJ, Parking Authority Revenue, GTD, BAM	5.000%	9/1/39	4,000,000	4,767,080
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,111,175
Catholic Health East	4.750%	11/15/29	5,000,000	5,644,000
New Jersey Institute of Technology Revenue	5.000%	7/1/45	13,500,000	15,458,175
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,377,800
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,080,446
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	14,535,170
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	17,435,000	18,443,615	(f)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,608,850	(f)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,011,160
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,885,075	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	$1,500,000	$1,742,160	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,159,210	(f)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,600,769
School Facilities Construction	5.250%	12/15/33	9,190,000	9,752,244
School Facilities Construction	5.250%	12/15/33	3,310,000	3,719,745	(a)
School Facilities Construction, SIFMA	1.950%	9/1/27	22,065,000	19,459,786	(b)
School Facilities Construction, SIFMA	2.000%	3/1/28	20,000,000	17,730,400	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,818,700
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,687,599	(f)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,392,700
New Jersey State Health Care Facilities Financing Authority Revenue, University Hospital, AGM	5.000%	7/1/46	5,000,000	5,716,750
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	7,770,000	8,457,567
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,458,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	38,040,000	40,484,450	(f)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	1,415,000	1,445,606
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	13,305,000	14,714,665
Transportation Program	5.000%	6/15/45	5,000,000	5,419,250
Transportation System	5.875%	12/15/38	30,000,000	33,069,000
New Jersey State Turnpike Authority Revenue	1.020%	1/1/17	11,000,000	11,000,990	(b)(e)
New Jersey State Turnpike Authority Revenue	0.950%	1/1/18	30,000,000	29,905,800	(b)
New Jersey State Turnpike Authority Revenue	1.080%	1/1/18	10,000,000	9,969,100	(b)(e)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,868,338
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,730,800
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,864,883
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	10,603,290
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,900,520

Total New Jersey				381,595,568

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,410,000	2,524,403
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	725,000	739,065	(f)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,746,600	(a)

Total New Mexico				20,010,068

New York - 7.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,947,456
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,209,580	(a)
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	7,460,000	8,477,843	(a)
Transportation	6.500%	11/15/28	2,540,000	2,880,563
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,313,920

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution	5.000%	6/15/37	$15,000,000	$18,532,050
Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,343,140	(i)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,593,700
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,609,720
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,502,350
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	30,612,750
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	10,667,096	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,876,000
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/51	11,450,000	13,374,974
New York State Transportation Development Corp. Special Facilities Revenue:
Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/33	4,000,000	4,252,480	(h)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,489,486	(h)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	24,250,000	27,242,450	(h)
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	22,000,000	25,103,320	(h)
New York, NY, GO	5.000%	8/1/22	10,000,000	12,078,400
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,693,005	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	34,750,000	41,834,830
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	785,000	785,220	(f)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,309,040
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,426,550
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/34	17,000,000	21,247,110

Total New York				368,403,033

North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,662,682
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,271,440
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,866,260
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,672,900
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,123,830	(a)
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	8,000,000	8,718,000	(f)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,643,421	(a)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,944,190
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,079,600

Total North Carolina				72,982,323

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.5%
Cleveland, OH, State University Revenue, NATL	5.000%	6/1/19	$1,210,000	$1,262,212	(a)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	575,000	577,737
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	6,027,750
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,560,076
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	10,500,000	(b)(e)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	695,000	730,139
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,674,864	(f)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,857,355	(f)

Total Ohio				25,190,133

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,243,570	(a)

Oregon - 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,134,593	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,920,900
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,583,775	(a)
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	370,000	371,347	(f)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,423,520

Total Oregon				30,434,135

Pennsylvania - 2.5%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	8,303,680
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	14,077,650
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	11,348,700
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,035,568	(f)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,639,479
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,861,541
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,359,820
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,586,960
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,445,850
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,740,400
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,746,532
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,329,192
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,759,750
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,171,700

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	$1,750,000	$2,083,830
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,376,200
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,219,000
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,901,600	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	585,000	647,923	(c)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	2,966,952
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	876,590
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,293,828
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,948,240

Total Pennsylvania				127,720,985

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,141,190

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	675,147	(c)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	796,462
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,274,340
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,671,855
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,299,900

Total South Carolina				21,717,704

Tennessee - 1.5%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,392,925
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,277,400
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	2,580,000	2,585,779
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,134,307
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,873,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,830,926
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	24,257,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	6,159,082

Total Tennessee				74,511,219

Texas - 11.6%
Alamo, TX, Regional Mobility Authority Revenue:
Senior Lien	5.000%	6/15/41	3,000,000	3,558,570	(h)
Senior Lien	5.000%	6/15/46	4,700,000	5,554,507	(h)
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,965,230	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,618,090	(f)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40	4,000,000	4,687,040	(h)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	5,000,000	5,831,550	(h)
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,669,600
Senior Lien	5.000%	1/1/45	4,500,000	5,233,770

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	$5,000,000	$4,442,850	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,252,400
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,015,200	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.450%	6/1/24	5,685,000	5,712,856	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	34,589,490	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,579,880	(c)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,304,460
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,831,880
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,127,540
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,527,600
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,873,200
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,535,530
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,251,273
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,533,160	(f)
Southwest Airlines Co. Project	5.250%	11/1/40	15,250,000	17,017,932
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	3,030,000	3,207,073	(d)(f)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,522,725
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,269,013
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,924,196
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	20,493,970
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	58,128,840	(a)
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,422,150	(h)
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	7,135,380	(h)
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,955,040
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,989,956
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,733,820
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,852,300
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,794,560
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,000,473
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	73,745,922

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	$10,000,000	$11,388,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	17,024,700
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,286,000
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,927,250
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,550,880	(f)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,666,650	(f)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,212,820
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	17,049,000
Texas State Water Development Board Revenue	5.000%	10/15/45	28,730,000	34,667,342

Total Texas				583,661,968

U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,289,710

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.633%	12/3/35	6,100,000	6,563,417	(b)(f)

Virginia - 1.0%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	18,681,450
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	6,060,350
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,641,800	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,293,540
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	8,114,181
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,436,800	(f)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,737,350	(f)

Total Virginia				49,965,471

Washington - 0.8%
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	10,041,900	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	26,776,522	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,081,520	(d)
Heron’s Key	7.000%	7/1/50	2,150,000	2,207,878	(d)
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, FGIC, TCRS	7.125%	7/1/16	250,000	251,385	(c)

Total Washington				41,359,205

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,571,350	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,537,320	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,572,650	(a)

Total West Virginia				14,681,320

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,938,024	(f)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,274,400
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,856,198
Children’s Hospital	5.375%	8/15/37	2,800,000	3,127,880
Essentia Health, AGC	5.125%	2/15/30	6,475,000	7,256,921
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,022,095	(a)

Total Wisconsin				37,475,518

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,403,710

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,277,839,332)				4,803,217,595

SHORT-TERM INVESTMENTS - 5.8%
MUNICIPAL BONDS - 5.8%
Alaska - 0.0%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.390%	4/1/29	1,700,000	1,700,000	(j)(k)

California - 0.4%
California State PCFA, Solid Waste Disposal Revenue:
Zerep Management Corp. Project, LOC-Comerica Bank	0.530%	10/1/36	500,000	500,000	(f)(j)(k)
Zerep Management Corp. Project, LOC-Comerica Bank	0.530%	10/1/44	800,000	800,000	(f)(j)(k)
California State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Sierra Pacific Industries Project, LOC-Wells Fargo Bank N.A.	0.430%	9/1/44	10,000,000	10,000,000	(b)(f)(j)(k)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.380%	5/1/34	2,190,000	2,190,000	(j)(k)
California Statewide CDA Revenue:
Kaiser Permanente	0.360%	4/1/45	2,360,000	2,360,000	(j)(k)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.360%	4/1/33	600,000	600,000	(j)(k)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.470%	6/1/27	190,000	190,000	(j)(k)
California Statewide CDA, MFH Revenue, David Avenue Apartments, LIQ-FHLMC	0.450%	12/1/42	1,580,000	1,580,000	f)(j)(k)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.390%	9/1/54	3,800,000	3,800,000	(j)(k)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.410%	10/1/16	1,850,000	1,850,000	(j)(k)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.390%	8/15/41	4,855,000	4,855,000	(j)(k)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.390%	4/1/36	700,000	700,000	(j)(k)
SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	2,500,000	2,500,000	(j)(k)

Total California				31,925,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.1%
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.400%	11/15/41	$1,100,000	$1,100,000	(j)(k)
SPA-Royal Bank of Canada	0.400%	11/15/45	3,800,000	3,800,000	(j)(k)
Stamford, CT, Housing Authority Revenue, Fairfield Apartments, LOC-FNMA	0.400%	12/1/28	1,400,000	1,400,000	(f)(j)(k)

Total Connecticut				6,300,000

District of Columbia - 0.1%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.410%	10/1/39	5,100,000	5,100,000	(f)(j)(k)

Florida - 0.6%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.600%	10/1/28	17,800,000	17,800,000	(f)(j)(k)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.420%	8/1/18	5,275,000	5,275,000	(f)(j)(k)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.370%	1/15/27	5,660,000	5,660,000	(j)(k)

Total Florida				28,735,000

Illinois - 0.4%
Chicago, IL, Midway Airport Revenue, LOC-Wells Fargo Bank N.A.	0.420%	1/1/35	5,200,000	5,200,000	(f)(j)(k)
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.410%	8/15/42	10,600,000	10,600,000	(j)(k)
University of Illinois, Auxiliary Facilities, LOC-Northern Trust Co.	0.420%	4/1/44	2,325,000	2,325,000	(j)(k)

Total Illinois				18,125,000

Massachusetts - 0.1%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.400%	9/1/31	500,000	500,000	(j)(k)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.370%	7/1/46	2,400,000	2,400,000	(j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.370%	7/1/27	100,000	100,000	(j)(k)

Total Massachusetts				3,000,000

Michigan - 0.1%
Michigan State University Revenue, SPA-Royal Bank of Canada	0.390%	2/15/34	4,100,000	4,100,000	(j)(k)

Minnesota - 0.0%
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.430%	1/1/46	1,600,000	1,600,000	(f)(j)(k)
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern Trust Co.	0.370%	11/15/38	700,000	700,000	(j)(k)

Total Minnesota				2,300,000

Nevada - 0.3%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.500%	6/1/36	6,700,000	6,700,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - (continued)
Water Improvement, SPA-Dexia Credit Local	0.500%	6/1/36	$5,800,000	$5,800,000	(j)(k)

Total Nevada				12,500,000

New Hampshire - 0.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.480%	11/1/20	1,600,000	1,600,000	(f)(j)(k)

New Jersey - 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.370%	7/1/36	100,000	100,000	(j)(k)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.370%	7/1/36	100,000	100,000	(j)(k)
New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Mortgage, SPA-Barclays Bank PLC	0.440%	10/1/26	4,725,000	4,725,000	(f)(j)(k)
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.580%	11/1/33	3,200,000	3,200,000	(j)(k)

Total New Jersey				8,125,000

New Mexico - 0.0%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.390%	6/1/30	1,535,000	1,535,000	(j)(k)

New York - 1.7%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.400%	11/15/21	5,600,000	5,600,000	(j)(k)
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.570%	11/1/26	10,900,000	10,900,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.500%	6/15/32	48,135,000	48,135,000	(j)(k)
SPA-Dexia Credit Local	0.570%	6/15/32	10,935,000	10,935,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.570%	8/1/23	3,800,000	3,800,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.570%	11/1/22	3,175,000	3,175,000	(j)(k)
New York State Housing Finance Agency Revenue, Worth Street, FNMA, LIQ-FNMA	0.430%	5/15/33	4,400,000	4,400,000	(f)(j)(k)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.370%	12/1/29	300,000	300,000	(j)(k)

Total New York				87,245,000

North Carolina - 0.4%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.360%	6/1/33	965,000	965,000	(j)(k)
Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.	0.400%	12/1/21	4,200,000	4,200,000	(j)(k)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.370%	11/1/34	2,315,000	2,315,000	(j)(k)
Novant Health Group, SPA-JPMorgan Chase	0.470%	11/1/34	6,400,000	6,400,000	(j)(k)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.360%	10/1/38	1,800,000	1,800,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.370%	7/1/29	$4,300,000	$4,300,000	(j)(k)

Total North Carolina				19,980,000

Ohio - 0.0%
Ohio State University Revenue	0.380%	12/1/34	1,200,000	1,200,000	(j)(k)

Pennsylvania - 0.7%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.720%	11/1/39	35,050,000	35,050,000	(j)(k)

Texas - 0.1%
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.370%	8/1/37	200,000	200,000	(j)(k)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.360%	8/1/39	2,400,000	2,400,000	(j)(k)

Total Texas				2,600,000

Utah - 0.1%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.430%	1/1/34	2,825,000	2,825,000	(f)(j)(k)
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.430%	1/1/33	4,020,000	4,020,000	(f)(j)(k)

Total Utah				6,845,000

Vermont - 0.2%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.450%	11/1/37	7,800,000	7,800,000	(f)(j)(k)
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, LIQ-TD Bank N.A.	0.450%	5/1/33	2,400,000	2,400,000	(f)(j)(k)

Total Vermont				10,200,000

West Virginia - 0.2%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.570%	5/1/18	9,100,000	9,100,000	(d)(f)(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $297,265,000)				297,265,000

			SHARES
Money Market Funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $170)	0.239%		170	170

TOTAL SHORT-TERM INVESTMENTS (Cost - $297,265,170)				297,265,000

TOTAL INVESTMENTS - 100.9% (Cost - $4,575,104,502#)				5,100,482,765
Liabilities in Excess of Other Assets - (0.9)%				(46,544,260)

TOTAL NET ASSETS - 100.0%				$5,053,938,505

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Maturity date shown represents the mandatory tender date.
(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The coupon payment on these securities is currently in default as of May 31, 2016.

(h)	Security is purchased on a when-issued basis.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2016

GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,803,217,595	—	$4,803,217,595
Short-Term Investments†:
Municipal Bonds	—	297,265,000	—	297,265,000
Money Market Funds	$170	—	—	170

Total Short-Term Investments	$170	$297,265,000	—	$297,265,170

Total Investments	$170	$5,100,482,595	—	$5,100,482,765

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$102,761	—	—	$102,761

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$540,510,609
Gross unrealized depreciation	(15,132,346)

Net unrealized appreciation	$525,378,263

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	328	9/16	$53,463,739	$53,566,500	$(102,761)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016